Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
			Average Summary
	Summary		Compensation	Average		Peer Group
	Compensation	Compensation	Table Total for	Compensation	Total	Total
Fiscal	Table Total For	Actually Paid	Non-PEO NEOs	Actually Paid Non-	Shareholder	Shareholder	Net Income	EBITDA(6)
Year	PEO ($)(1)	to PEO ($)(2)	($)(3)	PEO NEOs ($)(4)	Return (TSR)	Return(5)	($ in millions)	($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2021	5,957,058	18,441,621	2,131,642	5,339,084	160	134	927.4	1,350.3
2022	6,027,870	838,314	2,076,267	719,551	113	97	1,063.9	1,526.2
2023	6,165,815	18,796,575	2,080,781	5,304,691	201	122	297.1	516.7
2024	6,146,934	12,582,624	2,147,773	3,712,399	250	128	476.4	738.9
2025	6,490,287	5,323,480	1,905,949	1,605,142	232	136	444.8	704.7
(1)	The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table (“SCT”) for our CEO (“Principal Executive Officer” or “PEO”).
(2)

The dollar amounts reported represent the amount of CAP for the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to an executive during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2021	5,957,058	3,184,092	112,142	15,679,416	101,381	18,441,621
2022	6,027,870	3,341,181	—	(1,978,185)	129,810	838,314
2023	6,165,815	3,237,822	196,171	15,988,677	76,076	18,796,575
2024	6,146,934	3,299,485	52,827	9,670,679	117,323	12,582,624
2025	6,490,287	4,016,507	205,577	2,933,348	121,929	5,323,480
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii)  for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change
	Fair Value of	Fair Value of Outstanding	in Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2021	6,804,516	7,725,233	1,149,667	15,679,416
2022	1,981,115	(4,447,058)	487,758	(1,978,185)
2023	8,918,914	7,009,449	60,314	15,988,677
2024	5,789,183	3,493,546	387,950	9,670,679
2025	3,896,745	(1,096,914)	133,517	2,933,348

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Vicente S. Angoco, Jr.; (ii) for 2022, 2023 and 2024, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Rusty K. Rolfe; and (iii) for 2021, Joel M. Wine, Ronald J. Forest, Peter T. Heilmann, and John P. Lauer.

(4)

The dollar amounts reported represent the average amount of CAP for the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2021	2,131,642	878,384	28,243	4,075,589	38,480	5,339,084
2022	2,076,267	891,106	—	(512,818)	47,208	719,551
2023	2,080,781	809,446	86,829	4,087,803	32,383	5,304,691
2024	2,147,773	825,046	103,743	2,443,887	49,528	3,712,399
2025	1,905,949	802,026	113,366	560,789	53,796	1,605,142
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change in
	Fair Value of	Fair Value of Outstanding	Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2021	1,877,186	1,937,980	260,423	4,075,589
2022	528,368	(1,140,610)	99,424	(512,818)
2023	2,229,738	1,842,615	15,450	4,087,803
2024	1,447,645	896,160	100,082	2,443,887
2025	787,329	(257,294)	30,754	560,789

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.
(5)	S&P Transportation Select Industry Index
(6)	See Exhibit A for a reconciliation of net income to EBITDA.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Vicente S. Angoco, Jr.; (ii) for 2022, 2023 and 2024, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Rusty K. Rolfe; and (iii) for 2021, Joel M. Wine, Ronald J. Forest, Peter T. Heilmann, and John P. Lauer.

Peer Group Issuers, Footnote
(5)	S&P Transportation Select Industry Index

PEO Total Compensation Amount	$ 6,490,287	$ 6,146,934	$ 6,165,815	$ 6,027,870	$ 5,957,058
PEO Actually Paid Compensation Amount	$ 5,323,480	12,582,624	18,796,575	838,314	18,441,621
Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported represent the amount of CAP for the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to an executive during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2021	5,957,058	3,184,092	112,142	15,679,416	101,381	18,441,621
2022	6,027,870	3,341,181	—	(1,978,185)	129,810	838,314
2023	6,165,815	3,237,822	196,171	15,988,677	76,076	18,796,575
2024	6,146,934	3,299,485	52,827	9,670,679	117,323	12,582,624
2025	6,490,287	4,016,507	205,577	2,933,348	121,929	5,323,480
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii)  for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change
	Fair Value of	Fair Value of Outstanding	in Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2021	6,804,516	7,725,233	1,149,667	15,679,416
2022	1,981,115	(4,447,058)	487,758	(1,978,185)
2023	8,918,914	7,009,449	60,314	15,988,677
2024	5,789,183	3,493,546	387,950	9,670,679
2025	3,896,745	(1,096,914)	133,517	2,933,348

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 1,905,949	2,147,773	2,080,781	2,076,267	2,131,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,605,142	3,712,399	5,304,691	719,551	5,339,084
Adjustment to Non-PEO NEO Compensation Footnote
(4)

The dollar amounts reported represent the average amount of CAP for the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2021	2,131,642	878,384	28,243	4,075,589	38,480	5,339,084
2022	2,076,267	891,106	—	(512,818)	47,208	719,551
2023	2,080,781	809,446	86,829	4,087,803	32,383	5,304,691
2024	2,147,773	825,046	103,743	2,443,887	49,528	3,712,399
2025	1,905,949	802,026	113,366	560,789	53,796	1,605,142
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change in
	Fair Value of	Fair Value of Outstanding	Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2021	1,877,186	1,937,980	260,423	4,075,589
2022	528,368	(1,140,610)	99,424	(512,818)
2023	2,229,738	1,842,615	15,450	4,087,803
2024	1,447,645	896,160	100,082	2,443,887
2025	787,329	(257,294)	30,754	560,789

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.

Compensation Actually Paid vs. Total Shareholder Return	* Cumulative value of $100 invested in Matson common stock on December 31, 2020, including reinvestments of dividends
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Cumulative Five-Year Total Shareholder Return Matson, Inc. and S&P Transportation Select Industry Index
Tabular List, Table
●	EBITDA
●	Individual Performance Goals
●	Relative TSR
●	ROIC

Total Shareholder Return Amount	$ 232	250	201	113	160
Peer Group Total Shareholder Return Amount	136	128	122	97	134
Net Income (Loss)	$ 444,800,000	$ 476,400,000	$ 297,100,000	$ 1,063,900,000	$ 927,400,000
Company Selected Measure Amount	704,700,000	738,900,000	516,700,000	1,526,200,000	1,350,300,000
PEO Name	Matthew J. Cox
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(6)	See Exhibit A for a reconciliation of net income to EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Individual Performance Goals
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (205,577)	$ (52,827)	$ (196,171)		$ (112,142)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,929	117,323	76,076	$ 129,810	101,381
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,016,507)	(3,299,485)	(3,237,822)	(3,341,181)	(3,184,092)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,933,348	9,670,679	15,988,677	(1,978,185)	15,679,416
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,896,745	5,789,183	8,918,914	1,981,115	6,804,516
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,096,914)	3,493,546	7,009,449	(4,447,058)	7,725,233
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,517	387,950	60,314	487,758	1,149,667
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,366)	(103,743)	(86,829)		(28,243)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,796	49,528	32,383	47,208	38,480
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(802,026)	(825,046)	(809,446)	(891,106)	(878,384)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,789	2,443,887	4,087,803	(512,818)	4,075,589
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,329	1,447,645	2,229,738	528,368	1,877,186
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,294)	896,160	1,842,615	(1,140,610)	1,937,980
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 30,754	$ 100,082	$ 15,450	$ 99,424	$ 260,423